Patents (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Patents

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2012
Patents and other intangibles	$222,574	$105,728	$116,846

As at December 31, 2011
Patents and other intangibles	$199,898	$81,253	$118,645

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as of December 31, 2012 was as follows:

Year ending December 31:	Amount
2013	$25,337
2014	24,921
2015	24,560
2016	17,394
2017	6,720

$98,932